Income tax (Details) $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 ARS ($)	Jun. 30, 2024 ARS ($)	Jun. 30, 2023 ARS ($)
Income tax
Current income tax	$ (87,733)		$ (33,858)	$ 75,078
Deferred income tax		$ 16,688	120,119	301,607
Income tax		$ (71,045)	$ 86,261	$ 376,685